Intangible Assets (Tables)	6 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets

As of December 31, 2025 and June 30, 2025, intangible assets consisted of the following:

	As of December 31,	As of June 30,
	2025	2025
Copyright licenses	$2,036,179	$1,987,716
	2,036,179	1,987,716
Less: accumulated amortization	(933,249)	(911,036)
Less: impairment for production copyright	(1,102,930)	(1,076,680)
	$-	$-